Transactions with related parties (Details 1) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Transactions with Related Parties [Line Items]
Gains			€ 86
Derivative financial instruments		€ (307)	837		€ (482)
Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		915	1,226		1,378
Payables		564	95		85
Guarantees		1,664	1,625		84
Charges		281	1		141
Gains		115	190		156
Derivative financial instruments					27
Unconsolidated entities controlled by Eni [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		49	61		46
Payables		25	61		106
Charges					1
Gains			1		1
Entities controlled by the Government [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables		72	8
Charges		2	3		3
Financing Transactions With Related Parties [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		964	1,287		1,424
Payables		661	164		191
Guarantees		1,664	1,625		84
Charges		283	4		145
Gains		115	191		157
Derivative financial instruments					27
CARDON IV SA [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		705	955		1,054
Payables		36
Gains		95	13		96
Coral South FLNG DMCC [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Guarantees		1,397	1,334
Angola LNG Ltd [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Guarantees		245	233
Matrica SpA [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables					125
Charges					93
Gains					9
Shatskmorneftegaz Sarl [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables			101		69
Charges		267			13
Gains		7	6		4
Societe Centrale Electrique du Congo SA [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		64	66		78
Payables		30	43
Charges		5			18
Saipem Group [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables			3
Guarantees			56		82
Gains					43
Derivative financial instruments					27
Coral FLNG SA [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		108	56
Gains			71
Union Fenosa Gas SA [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables					85
Eni BTC Ltd [Member] | Unconsolidated entities controlled by Eni [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables					54
Servizi Fondo Bombole Metano SpA [Member] | Unconsolidated entities controlled by Eni [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables			60
Payables			9
Gains			1
Other [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		38	48	[1]	52	[1]
Payables		4	49	[1]
Guarantees		22	2	[1]	2	[1]
Charges		9	1	[1]	17	[1]
Gains		13	14	[1]	4	[1]
Other [Member] | Unconsolidated entities controlled by Eni [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables		49	1	[1]	46	[1]
Payables		25	52	[1]	52	[1]
Charges	[1]				1
Gains	[1]				1
Other [Member] | Entities controlled by the Government [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables		8	8	[1]
Charges		2	€ 3	[1]	€ 3	[1]
Var Energi AS [Member] | Joint ventures and associates [Member] | Financing transactions [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables		494
Enel Group [Member]
Disclosure of Transactions with Related Parties [Line Items]
Payables		€ 64

[1]	Each individual amount included herein was lower than €50 million.